Variable Portfolio – Managed Volatility Conservative Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 18.3%
	Shares	Value ($)
International 5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,113,643	19,032,155
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	268,254	3,312,941
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	346,147	4,444,520
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	356,225	4,477,751
Total		31,267,367
U.S. Large Cap 11.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	82,635	5,117,557
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	99,549	12,498,310
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	140,644	7,842,311
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	523,027	13,630,095
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	152,886	7,841,516
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	45,278	3,773,004
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	89,234	3,773,709
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	77,325	3,775,769
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	54,824	3,776,294
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	61,658	3,187,123
Total		65,215,688
U.S. Mid Cap 0.6%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	26,908	1,802,853
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	39,049	1,803,282
Total		3,606,135
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 0.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	86,396	1,047,991
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	72,891	1,046,722
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	36,616	1,339,764
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	32,933	1,337,392
Total		4,771,869
Total Equity Funds (Cost $48,417,400)		104,861,059

Exchange-Traded Equity Funds 3.6%

U.S. Mid Large Cap 3.6%
iShares Core S&P 500 ETF	15,650	10,474,545
Vanguard S&P 500 ETF	16,900	10,349,222
Total		20,823,767
Total Exchange-Traded Equity Funds (Cost $18,681,783)		20,823,767

Exchange-Traded Fixed Income Funds 4.9%

Investment Grade 4.9%
iShares Core U.S. Aggregate Bond ETF	208,000	20,852,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	25,600	2,853,632
Vanguard Intermediate-Term Corporate Bond ETF	49,000	4,121,390
Total		27,827,022
Total Exchange-Traded Fixed Income Funds (Cost $26,915,110)		27,827,022

Fixed Income Funds 54.7%

Investment Grade 54.7%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	3,545,513	27,655,005
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,590,521	56,151,238
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,158,264	10,899,267
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,405,265	17,149,541
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,312,762	21,323,669

Variable Portfolio – Managed Volatility Conservative Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2025 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,332,458	58,258,610
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	6,096,667	56,150,302
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	6,905,180	66,634,988
Total		314,222,620
Total Fixed Income Funds (Cost $341,712,760)		314,222,620

Residential Mortgage-Backed Securities - Agency 8.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/16/2040- 10/14/2055	3.000%	6,050,000	5,392,714
10/16/2040- 10/14/2055	3.500%	11,250,000	10,376,480
10/16/2040- 10/14/2055	4.000%	12,297,000	11,697,787
10/14/2055	4.500%	18,550,000	17,990,863
10/14/2055	5.000%	4,100,000	4,065,794
Total Residential Mortgage-Backed Securities - Agency (Cost $49,659,489)			49,523,638

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $18,344)	21,475

Put Option Contracts Purchased 0.2%

(Cost $1,773,111)	1,393,725

Money Market Funds 17.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(a),(d)	102,480,053	102,449,309
Total Money Market Funds (Cost $102,438,452)		102,449,309
Total Investments in Securities (Cost: $589,616,449)		621,122,615
Other Assets & Liabilities, Net		(47,019,050)
Net Assets		574,103,565
At September 30, 2025, securities and/or cash totaling $2,558,474 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
350,000 EUR	409,457 USD	Barclays	10/08/2025	—	(1,621)
700,000 NZD	410,429 USD	Barclays	10/08/2025	4,503	—
7,500,000 SEK	801,051 USD	Barclays	10/08/2025	4,065	—
3,147,341 USD	2,325,000 GBP	Barclays	10/08/2025	—	(20,337)
180,797 USD	1,700,000 SEK	Barclays	10/08/2025	—	(147)
450,000 EUR	528,390 USD	Citi	10/08/2025	—	(139)
5,000,000 NOK	498,639 USD	Citi	10/08/2025	—	(2,407)
2,464,884 USD	3,400,000 CAD	Citi	10/08/2025	—	(21,056)
3,789,237 USD	38,650,000 NOK	Citi	10/08/2025	83,845	—
461,504 USD	700,000 AUD	Goldman Sachs International	10/08/2025	1,728	—
305,150 USD	260,000 EUR	Goldman Sachs International	10/08/2025	222	—
169,979 USD	25,000,000 JPY	Goldman Sachs International	10/08/2025	—	(811)
421,181 USD	4,000,000 SEK	Goldman Sachs International	10/08/2025	3,878	—
300,000 EUR	353,098 USD	HSBC	10/08/2025	745	—
4,800,000 NZD	2,843,064 USD	HSBC	10/08/2025	59,573	—
1,343,569 USD	1,850,000 CAD	HSBC	10/08/2025	—	(13,838)
2,517,822 USD	2,150,000 EUR	HSBC	10/08/2025	7,370	—
201,267 USD	150,000 GBP	HSBC	10/08/2025	475	—
1,087,220 USD	800,000 GBP	HSBC	10/08/2025	—	(11,261)
503,371 USD	5,000,000 NOK	HSBC	10/08/2025	—	(2,326)
Variable Portfolio – Managed Volatility Conservative Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,050,000 CAD	760,381 USD	Morgan Stanley	10/08/2025	5,670	—
150,000 CHF	189,573 USD	Morgan Stanley	10/08/2025	997	—
80,000 CHF	100,402 USD	Morgan Stanley	10/08/2025	—	(172)
25,000,000 JPY	169,599 USD	Morgan Stanley	10/08/2025	431	—
35,000,000 JPY	235,718 USD	Morgan Stanley	10/08/2025	—	(1,117)
500,000 NZD	298,128 USD	Morgan Stanley	10/08/2025	8,181	—
3,000,000 SEK	320,086 USD	Morgan Stanley	10/08/2025	1,292	—
500,000 SEK	53,105 USD	Morgan Stanley	10/08/2025	—	(27)
129,920 USD	200,000 AUD	Morgan Stanley	10/08/2025	2,432	—
253,593 USD	350,000 CAD	Morgan Stanley	10/08/2025	—	(2,023)
272,153 USD	40,000,000 JPY	Morgan Stanley	10/08/2025	—	(1,485)
891,892 USD	1,500,000 NZD	Morgan Stanley	10/08/2025	—	(22,051)
500,000 AUD	326,394 USD	UBS	10/08/2025	—	(4,485)
4,095,000 CHF	5,109,098 USD	UBS	10/08/2025	—	(39,034)
1,500,000 NOK	149,965 USD	UBS	10/08/2025	—	(349)
1,700,000 NZD	999,464 USD	UBS	10/08/2025	13,644	—
922,470 USD	1,400,000 AUD	UBS	10/08/2025	3,994	—
499,449 USD	750,000 AUD	UBS	10/08/2025	—	(3,129)
507,409 USD	700,000 CAD	UBS	10/08/2025	—	(4,268)
1,012,909 USD	750,000 GBP	UBS	10/08/2025	—	(4,198)
550,000 AUD	357,880 USD	Wells Fargo	10/08/2025	—	(6,088)
1,500,000 CAD	1,076,798 USD	Wells Fargo	10/08/2025	—	(1,361)
1,500,000 EUR	1,764,531 USD	Wells Fargo	10/08/2025	2,769	—
250,000 GBP	335,784 USD	Wells Fargo	10/08/2025	—	(453)
3,500,000 NOK	351,006 USD	Wells Fargo	10/08/2025	274	—
200,000 NZD	115,673 USD	Wells Fargo	10/08/2025	—	(306)
4,500,000 SEK	485,018 USD	Wells Fargo	10/08/2025	6,827	—
27,000,000 SEK	2,829,299 USD	Wells Fargo	10/08/2025	—	(39,849)
1,576,973 USD	2,400,000 AUD	Wells Fargo	10/08/2025	11,251	—
641,898 USD	475,000 GBP	Wells Fargo	10/08/2025	—	(3,048)
9,114,034 USD	1,340,000,000 JPY	Wells Fargo	10/08/2025	—	(46,636)
Total				224,166	(254,022)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	3	10/2025	EUR	236,850	—	(659)
Euro STOXX 50 Index	18	12/2025	EUR	997,380	27,089	—
IBEX 35 Index	1	10/2025	EUR	155,081	1,202	—
MSCI Singapore Index	13	10/2025	SGD	581,555	612	—
OMXS30 Index	37	10/2025	SEK	9,860,500	10,864	—
S&P 500 Index E-mini	24	12/2025	USD	8,086,500	115,509	—
S&P/TSX 60 Index	6	12/2025	CAD	2,127,360	36,190	—
SPI 200 Index	3	12/2025	AUD	665,475	—	(2,475)
TOPIX Index	8	12/2025	JPY	251,280,000	2,500	—
U.S. Treasury 10-Year Note	28	12/2025	USD	3,150,000	5,974	—
U.S. Treasury 10-Year Note	28	12/2025	USD	3,150,000	—	(10,695)
U.S. Treasury 2-Year Note	78	12/2025	USD	16,255,078	23,262	—
U.S. Treasury 2-Year Note	19	12/2025	USD	3,959,570	—	(653)
U.S. Treasury 5-Year Note	150	12/2025	USD	16,379,297	47,228	—
U.S. Treasury 5-Year Note	21	12/2025	USD	2,293,102	—	(4,695)
Total					270,430	(19,177)

Variable Portfolio – Managed Volatility Conservative Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(5)	12/2025	GBP	(470,375)	—	(6,688)
FTSE/MIB Index	(2)	12/2025	EUR	(424,940)	3,081	—
Russell 2000 Index E-mini	(1)	12/2025	USD	(122,775)	949	—
Russell 2000 Index E-mini	(5)	12/2025	USD	(613,875)	—	(9,825)
S&P 500 Index E-mini	(1)	12/2025	USD	(336,938)	698	—
S&P 500 Index E-mini	(7)	12/2025	USD	(2,358,563)	—	(12,167)
U.S. Long Bond	(10)	12/2025	USD	(1,165,938)	—	(6,207)
U.S. Treasury Ultra Bond	(10)	12/2025	USD	(1,200,625)	—	(10,457)
Total					4,728	(45,344)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	668,846	1	6,670.00	12/19/2025	18,344	21,475

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	33,442,300	50	5,100.00	12/18/2026	797,482	554,750
S&P 500 Index	Morgan Stanley	USD	26,753,840	40	5,200.00	12/18/2026	601,941	482,600
S&P 500 Index	Morgan Stanley	USD	16,721,150	25	5,400.00	12/18/2026	373,688	356,375
Total							1,773,111	1,393,725

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(668,846)	(1)	6,670.00	12/19/2025	(18,536)	(14,880)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	98,373,516	116,837,858	(112,749,119)	(12,946)	102,449,309	—	3,376	3,302,058	102,480,053
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	4,935,591	960,145	(1,094,255)	316,076	5,117,557	—	447,185	—	82,635
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	27,801,689	(966,411)	819,727	27,655,005	—	9,159	—	3,545,513
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	12,064,370	2,439,140	(2,698,804)	693,604	12,498,310	—	780,195	—	99,549
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	55,017,626	4,277,301	(5,348,789)	2,205,100	56,151,238	—	(904,363)	3,004,926	6,590,521
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	7,497,766	1,890,242	(2,419,346)	873,649	7,842,311	—	297,297	—	140,644
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	21,019,076	1,460,611	(11,362,171)	(218,249)	10,899,267	—	190,460	912,832	1,158,264
Variable Portfolio – Managed Volatility Conservative Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	33,144,166	4,491,313	(27,808,278)	7,322,340	17,149,541	—	(7,742,363)	1,909,314	2,405,265
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	18,341,673	1,676,159	(5,184,420)	4,198,743	19,032,155	—	787,391	390,895	1,113,643
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	13,120,647	2,742,732	(3,231,143)	997,859	13,630,095	—	564,747	—	523,027
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	7,569,164	1,075,682	(1,965,090)	1,161,760	7,841,516	—	152,878	—	152,886
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	1,692,946	469,469	(604,310)	244,748	1,802,853	—	123,200	—	26,908
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	1,726,513	406,527	(475,770)	146,012	1,803,282	—	62,243	—	39,049
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	992,721	446,380	(326,025)	(65,085)	1,047,991	169,830	2,798	12,287	86,396
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	990,192	422,299	(393,984)	28,215	1,046,722	133,435	25,127	—	72,891
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	20,951,808	1,070,724	(2,065,328)	1,366,465	21,323,669	—	(295,967)	473,392	2,312,762
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	57,075,767	3,768,719	(5,142,917)	2,557,041	58,258,610	—	(921,078)	1,841,379	6,332,458
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	3,617,251	906,483	(1,179,074)	428,344	3,773,004	—	181,275	—	45,278
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	3,631,966	557,050	(696,344)	281,037	3,773,709	—	17,176	—	89,234
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	55,034,818	4,218,023	(4,515,498)	1,412,959	56,150,302	—	(597,665)	2,629,135	6,096,667
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	3,662,034	397,762	(742,901)	458,874	3,775,769	—	40,044	—	77,325
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	3,621,673	902,911	(1,244,781)	496,491	3,776,294	—	167,939	—	54,824
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	65,304,519	5,525,571	(5,338,863)	1,143,761	66,634,988	—	(608,047)	3,558,840	6,905,180
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	3,075,214	521,179	(594,825)	185,555	3,187,123	—	217,453	—	61,658
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	3,201,324	482,110	(687,722)	317,229	3,312,941	133,481	192,756	50,094	268,254
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	4,264,980	614,378	(1,036,565)	601,727	4,444,520	34,146	6,898	33,433	346,147
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	4,307,457	506,595	(1,183,856)	847,555	4,477,751	10,662	113,337	128,568	356,225
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	1,257,020	362,765	(356,637)	76,616	1,339,764	—	23,659	—	36,616

Variable Portfolio – Managed Volatility Conservative Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	1,266,984	357,530	(333,723)	46,601	1,337,392	—	17,183	—	32,933
Total	506,758,782			28,931,808	521,532,988	481,554	(6,645,707)	18,247,153

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Managed Volatility Conservative Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7045_12_D01_(11/25)